Note S - Subsequent Events (Details) (USD $)	3 Months Ended				1 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member] Continuing Nonpayment Default [Member]	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]
Note S - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 902,693						$ 900,000
Common Stock, Shares, Issued (in Shares)	87,182,348	78,155,413	78,155,413		4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)					$ 0.10	$ 0.10
Stock Issued During Period, Value, New Issues					402,693	500,000
Share Price (in Dollars per share)							$ 0.10
Debt Instrument, Face Amount							497,307
Debt Instrument, Interest Rate, Stated Percentage				9.00%			7.00%
Repayments of Debt							$ 1,425,000